INFORMATION BY GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of geographical areas [abstract]
Schedule of Property, Plant and Equipment Reported Based on Physical Location of Assets
Property, plant and equipment are reported based on the physical location of the assets:

	At December 31,
(in millions of Euros)	2020	2019
United States	777	926
France	646	656
Germany	270	250
Czech Republic	97	106
Other	116	118
Total	1,906	2,056